Income taxes - Major Components of Income Tax (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Abstract]
Current income taxes	SFr 13,179	SFr 2,446	SFr 18,252	SFr 5,498
Deferred income taxes	(4,136)	5,326	(4,181)	3,992
Income taxes	SFr 9,043	SFr 7,772	SFr 14,071	SFr 9,490